Document and Entity Information	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Entity Registrant Name	C21 Investments Inc.
Entity Central Index Key	0000831609
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Amendment Flag	false
Entity Common Stock, Shares Outstanding	117,996,814
Document Period End Date	Mar. 31, 2025
Document Type	20-F
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common shares, no par value
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Registration Statement	false
Entity File Number	000-55982
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	19 Floor, 885 West Georgia Street
Entity Address, Postal Zip Code	V6E 3H4
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	731
Auditor Location	Vancouver, Canada
Auditor Name	Davidson & Company LLP
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Michael Kidd
Entity Address, Address Line One	19 Floor, 885 West Georgia Street
Entity Address, Postal Zip Code	V6E 3H4
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
City Area Code	833
Local Phone Number	289-2994